Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	WASHINGTON MUTUAL INVESTORS FUND
Central Index Key	dei_EntityCentralIndexKey	0000104865
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2011
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWSHX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSHBX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSHCX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSHFX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMFFX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWMAX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWMBX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWMCX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWMEX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWMFX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMAX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMBX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMCX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMEX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMFX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMGX

WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND
Washington Mutual Investors Fund
Investment objective
The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 34 of the prospectus and on page 62 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees WASHINGTON MUTUAL INVESTORS FUND (USD $)	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none	none	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)						10	10	10	10	10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WASHINGTON MUTUAL INVESTORS FUND	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.22%	1.00%	0.99%	0.50%	none
Other expenses	0.14%	0.14%	0.19%	0.16%	0.16%	0.23%	0.25%	0.25%	0.23%	0.23%
Total annual fund operating expenses	0.63%	1.39%	1.44%	0.66%	0.41%	0.70%	1.50%	1.49%	0.98%	0.48%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example WASHINGTON MUTUAL INVESTORS FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	636	765	906	1,316
Class B	642	840	961	1,461
Class C	247	456	787	1,724
Class F-1	67	211	368	822
Class F-2	42	132	230	518
Class 529-A	662	825	1,001	1,501
Class 529-B	672	913	1,076	1,676
Class 529-C	271	510	870	1,879
Class 529-E	120	351	600	1,305
Class 529-F-1	69	194	328	710

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption WASHINGTON MUTUAL INVESTORS FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	142	440	761	1,461
Class C	147	456	787	1,724
Class 529-B	172	513	876	1,676
Class 529-C	171	510	870	1,879

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 25%
of the average value of its portfolio.

Principal investment strategies
The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock
Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to
Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" - based on the Investment Standards and approved by the fund's board of trustees - of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the issuers on the Eligible List.
The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund's Investment Standards.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Growth & Income Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calender year total returns for class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest           15.94%            (quarter ended June 30, 2003)

Lowest          -20.22%             (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2011, was 6.29%.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns WASHINGTON MUTUAL INVESTORS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	6.84%	0.86%	2.60%	11.65%	Jul 31, 1952
Class B	Share class B (before taxes)	7.50%	0.95%	2.57%	4.05%	Mar 15, 2000
Class C	Share class C (before taxes)	11.45%	1.24%		2.60%	Mar 15, 2001
Class F-1	Share class F-1 (before taxes)	13.31%	2.03%		3.40%	Mar 15, 2001
Class F-2	Share class F-2 (before taxes)	13.65%			0.73%	Aug 5, 2008
Class 529-A	Share class 529-A (before taxes)	6.78%	0.78%		2.90%	Feb 15, 2002
Class 529-B	Share class 529-B (before taxes)	7.37%	0.83%		3.01%	Feb 19, 2002
Class 529-C	Share class 529-C (before taxes)	11.36%	1.17%		2.74%	Feb 15, 2002
Class 529-E	Share class 529-E (before taxes)	12.95%	1.69%		2.91%	Mar 1, 2002
Class 529-F-1	Share class 529-F-1 (before taxes)	13.51%	2.20%		5.67%	Sep 16, 2002
After Taxes on Distributions Class A	Share class A - After taxes on distributions	6.42%	0.18%	1.90%
After Taxes on Distributions and Sales Class A	Share class A - After taxes on distributions and sale of fund shares	4.94%	0.71%	2.07%
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%	10.50%	Jul 31, 1952
Lipper Growth & Income Funds Index	Lipper Growth & Income Funds Index (reflects no deductions for sales charges, account fees or taxes)	14.22%	2.11%	2.51%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 1, 2011
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Washington Mutual Investors Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 34 of the prospectus and on page 62 of the fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 25%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock
Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to
Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" - based on the Investment Standards and approved by the fund's board of trustees - of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the issuers on the Eligible List.
The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund's Investment Standards.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Growth & Income Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Lipper Growth & Income Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart, Heading	rr_BarChartHeading	Calender year total returns for class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this period were:

Highest           15.94%            (quarter ended June 30, 2003)

Lowest          -20.22%             (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2011, was 6.29%.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Thirty Day Yield, Caption	rr_ThirtyDayYieldCaption	Class A annualized 30-day yield at April 30, 2011: 2.16% (For current yield information, please call American FundsLine® at 800/325-3590.)
Thirty Day Yield, Phone Number	rr_ThirtyDayYieldPhone	800/325-3590
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.22%)
Thirty Day Yield	rr_ThirtyDayYield	2.16%
WASHINGTON MUTUAL INVESTORS FUND | S&P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1952
WASHINGTON MUTUAL INVESTORS FUND | Lipper Growth & Income Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Growth & Income Funds Index (reflects no deductions for sales charges, account fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
WASHINGTON MUTUAL INVESTORS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	636
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	906
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
Annual Return 2001	rr_AnnualReturn2001	1.51%
Annual Return 2002	rr_AnnualReturn2002	(14.85%)
Annual Return 2003	rr_AnnualReturn2003	25.82%
Annual Return 2004	rr_AnnualReturn2004	9.92%
Annual Return 2005	rr_AnnualReturn2005	3.55%
Annual Return 2006	rr_AnnualReturn2006	18.04%
Annual Return 2007	rr_AnnualReturn2007	3.97%
Annual Return 2008	rr_AnnualReturn2008	(33.10%)
Annual Return 2009	rr_AnnualReturn2009	18.99%
Annual Return 2010	rr_AnnualReturn2010	13.34%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1952
WASHINGTON MUTUAL INVESTORS FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
WASHINGTON MUTUAL INVESTORS FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
WASHINGTON MUTUAL INVESTORS FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	642
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	840
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	961
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,461
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	142
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	440
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	761
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,461
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class B (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2000
WASHINGTON MUTUAL INVESTORS FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	247
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	456
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	787
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,724
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class C (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
WASHINGTON MUTUAL INVESTORS FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	822
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
WASHINGTON MUTUAL INVESTORS FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	518
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-2 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 5, 2008
WASHINGTON MUTUAL INVESTORS FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	662
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	825
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,501
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-A (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
WASHINGTON MUTUAL INVESTORS FUND | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	672
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,076
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,676
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	513
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,676
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-B (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2002
WASHINGTON MUTUAL INVESTORS FUND | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	271
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	510
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,879
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	510
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	870
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,879
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-C (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
WASHINGTON MUTUAL INVESTORS FUND | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,305
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-E (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
WASHINGTON MUTUAL INVESTORS FUND | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	328
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 710
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2002

WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND
Washington Mutual Investors Fund
Investment objective
The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least  $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the prospectus and in the "Sales charge reductions and waivers"
section on page 62 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees WASHINGTON MUTUAL INVESTORS FUND (USD $)	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WASHINGTON MUTUAL INVESTORS FUND	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.99%	0.75%	0.50%	0.25%	none	none
Other expenses	0.17%	0.41%	0.22%	0.16%	0.11%	0.06%
Total annual fund operating expenses	1.41%	1.41%	0.97%	0.66%	0.36%	0.31%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example WASHINGTON MUTUAL INVESTORS FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R-1	144	446	771	1,691
Class R-2	144	446	771	1,691
Class R-3	99	309	536	1,190
Class R-4	67	211	368	822
Class R-5	37	116	202	456
Class R-6	32	100	174	393

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 25%
of the average value of its portfolio.

Principal investment strategies
The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock
Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to
Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" - based on the Investment Standards and approved by the fund's board of trustees - of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the issuers on the Eligible List.
The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund's Investment Standards.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Growth & Income Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calender year total returns for class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Highest/Lowest quarterly results during this period were:

Highest           15.94%            (quarter ended June 30, 2003)

Lowest          -20.22%             (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2011, was 6.29%.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns WASHINGTON MUTUAL INVESTORS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class R-1	Share class R-1	12.46%	1.24%		2.53%	May 29, 2002
Class R-2	Share class R-2	12.43%	1.22%		2.55%	May 31, 2002
Class R-3	Share class R-3	12.96%	1.71%		3.32%	Jun 4, 2002
Class R-4	Share class R-4	13.32%	2.01%		3.21%	May 20, 2002
Class R-5	Share class R-5	13.65%	2.32%		3.49%	May 15, 2002
Class R-6	Share class R-6	13.70%			24.47%	May 1, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%	10.50%	Jul 31, 1952
Lipper Growth & Income Funds Index	Lipper Growth & Income Funds Index (reflects no deductions for sales charges, account fees or taxes)	14.22%	2.11%	2.51%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 1, 2011
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Washington Mutual Investors Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least  $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the prospectus and in the "Sales charge reductions and waivers"
section on page 62 of the fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 25%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock
Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to
Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" - based on the Investment Standards and approved by the fund's board of trustees - of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the issuers on the Eligible List.
The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund's Investment Standards.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Growth & Income Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Lipper Growth & Income Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart, Heading	rr_BarChartHeading	Calender year total returns for class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this period were:

Highest           15.94%            (quarter ended June 30, 2003)

Lowest          -20.22%             (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2011, was 6.29%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
WASHINGTON MUTUAL INVESTORS FUND | S&P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1952
WASHINGTON MUTUAL INVESTORS FUND | Lipper Growth & Income Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Growth & Income Funds Index (reflects no deductions for sales charges, account fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
WASHINGTON MUTUAL INVESTORS FUND | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2002
WASHINGTON MUTUAL INVESTORS FUND | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
WASHINGTON MUTUAL INVESTORS FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-3
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2002
WASHINGTON MUTUAL INVESTORS FUND | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	822
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-4
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2002
WASHINGTON MUTUAL INVESTORS FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	456
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-5
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2002
WASHINGTON MUTUAL INVESTORS FUND | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	32
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	100
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	174
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 393
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-6
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009